Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions
The following table provides the balance sheet balances with the NL Partnership and its affiliates:

	December 31, 2019	December 31, 2018
Accounts receivable	$1,202	$3,074
Accounts payable and accrued liabilities	251	13
The following table provides the total dollar amount for income statement transactions that have been entered into with the NL Partnership and its affiliates during the year ended:

	December 31, 2019	December 31, 2018
Revenue	$597	$677
Management fee revenue	2,482	345